UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Financial Engines Advisors L.L.C
Address: 1804 Embarcadero Road
         Palo Alto, CA 94303

Form 13F File Number: 28-12703

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Lewis E. Antone
Title: Deputy General Counsel and Chief Compliance Officer
Phone: 650-565-4900

Signature, Place, and Date of Signing:

 /s/ Lewis E. Antone           Palo Alto, CA                10/21/2011
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  50
Form 13F Information Table Value Total:  136,045,000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                             VALUE    SHARES/   SH/  PUT/  INVSTMT    OTHER     VOTING AUTHORITY
      NAME OF ISSUER          TITLE OF CLASS   CUSIP       (x$1000)   PRN AMT   PRN  CALL  DSCRETN   MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLERGAN INC                  COM              018490102      9031     109631   SH         Sole                                NONE
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR    03524A108      1375      25944   SH         Sole                                NONE
AON CORP                      COM              037389103      1684      40120   SH         Sole                                NONE
ARCH CHEMICALS INC            COM              03937R102      1575      33574   SH         Sole                                NONE
ARCH COAL INC                 COM              039380100       621      42606   SH         Sole                                NONE
BANK OF NEW YORK MELLON CORP  COM              064058100       515      27683   SH         Sole                                NONE
BEMIS INC                     COM              081437105      3129     106747   SH         Sole                                NONE
BON-TON STORES INC            COM              09776J101        15       2963   SH         Sole                                NONE
CABLEVISION SYS CORP          CL A NY CABLVS   12686C109        40       2556   SH         Sole                                NONE
CARPENTER TECHNOLOGY CORP     COM              144285103      1176      26192   SH         Sole                                NONE
COCA COLA CO                  COM              191216100        80       1180   SH         Sole                                NONE
COMCAST CORP NEW              CL A             20030N101      7538     360303   SH         Sole                                NONE
COMCAST CORP NEW              CL A SPL         20030N200      1019      49184   SH         Sole                                NONE
CORELOGIC INC                 COM              21871D103       528      49439   SH         Sole                                NONE
CRANE CO                      COM              224399105      1537      43054   SH         Sole                                NONE
DELTA AIR LINES INC DEL       COM NEW          247361702      2168     289031   SH         Sole                                NONE
DTE ENERGY CO                 COM              233331107     17339     353719   SH         Sole                                NONE
DOMINION RES INC VA NEW       COM              25746U109     36793     724695   SH         Sole                                NONE
DU PONT E I DE NEMOURS & CO   COM              263534109       125       3124   SH         Sole                                NONE
EL PASO CORP                  COM              28336L109      5329     304888   SH         Sole                                NONE
FEDEX CORP                    COM              31428X106      1361      20111   SH         Sole                                NONE
FIFTH THIRD BANCORP           COM              316773100      2417     239328   SH         Sole                                NONE
FIRST AMERN FINL CORP         COM              31847R102      1710     133598   SH         Sole                                NONE
GARDNER DENVER INC            COM              365558105       882      13874   SH         Sole                                NONE
GREAT PLAINS ENERGY INC       COM              391164100      1102      57075   SH         Sole                                NONE
HOSPIRA INC                   COM              441060100      2104      56856   SH         Sole                                NONE
ITT EDUCATIONAL SERVICES INC  COM              45068B109       355       6171   SH         Sole                                NONE
INTERPUBLIC GROUP COS INC     COM              460690100       152      21042   SH         Sole                                NONE
KELLOGG CO                    COM              487836108      1910      35912   SH         Sole                                NONE
KINDER MORGAN INC DEL         COM              49456B101      4841     186975   SH         Sole                                NONE
KULICKE & SOFFA INDS INC      COM              501242101        95      12751   SH         Sole                                NONE
LIBBEY INC                    COM              529898108       231      21923   SH         Sole                                NONE
MADISON SQUARE GARDEN CO      CL A             55826P100         6        278   SH         Sole                                NONE
MARATHON OIL CORP             COM              565849106      5856     271354   SH         Sole                                NONE
MARATHON PETE CORP            COM              56585A102      4227     156211   SH         Sole                                NONE
MEAD JOHNSON NUTRITION CO     COM              582839106         0          0   SH         Sole                                NONE
MOVADO GROUP INC              COM              624580106        62       5071   SH         Sole                                NONE
OLD DOMINION FGHT LINES INC   COM              679580100      2667      92057   SH         Sole                                NONE
OLIN CORP                     COM PAR $1       680665205       263      14585   SH         Sole                                NONE
POTLATCH CORP NEW             COM              737630103      2738      86854   SH         Sole                                NONE
SONOCO PRODS CO               COM              835495102       619      21943   SH         Sole                                NONE
SUN LIFE FINL INC             COM              866796105       320      13466   SH         Sole                                NONE
SUNTRUST BKS INC              COM              867914103      4514     251472   SH         Sole                                NONE
THOMSON REUTERS CORP          COM              884903105       813      30057   SH         Sole                                NONE
TITAN INTL INC ILL            COM              88830M102       416      27735   SH         Sole                                NONE
TRINITY INDS INC              COM              896522109       743      34698   SH         Sole                                NONE
VALASSIS COMMUNICATIONS INC   COM              918866104       543      28991   SH         Sole                                NONE
VIASAT INC                    COM              92552V100       380      11416   SH         Sole                                NONE
VIACOM INC NEW                CL A             92553P102        35        715   SH         Sole                                NONE
VIACOM INC NEW                CL B             92553P201      3068      79207   SH         Sole                                NONE